Note 11 - Credit Facilities and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long-term Debt Instruments [Table Text Block]
		As of December 31,
		2011	2012
a)	Mortgage loan bearing interest at the Euribor 6 month rate plus 1.0% due June 2018 (2.62% and 1.32% at December 31, 2011 and 2012, respectively)	1,560	1,320
b)	Equipment loan bearing interest at the Euribor 3 months rate plus 1.20% due June 2013 (2.56% and 1.39% at December 31, 2011 and 2012, respectively)	188	62
c)	Financing loan bearing interest at the Euribor 1 months rate plus 1.00% due June 2014 (2.02% and 1.11% at December 31, 2011 and 2012, respectively)	137	84
d)	Research loan from the Italian Ministry for University and Research, interest at 1% per annum, due January 2012	37	-
e)	Financing loan bearing interest at the Euribor 3 months rate plus 1.00% due June 2014 (2.36% and 1.19% at December 31, 2011 and 2012, respectively)	64	39
f)	Equipment loan bearing interest at the Euribor 3 months rate plus 0.80% due June 2014 (2.16% and 0.99% at December 31, 2011 and 2012, respectively)	63	39
		2,049	1,544
	Less current maturities	(504)	(409)
	Total	€1,545	€1,135

Schedule of Maturities of Long-term Debt [Table Text Block]
December 31,
2014	295
2015	240
2016	240
2017	240
Thereafter	120
Total	€1,135